Initial Public Offering (Details)	Nov. 03, 2025 $ / shares shares
Public Shares [Member]
Initial Public Offering [Line Items]
Number of shares	1
Public Warrant [Member]
Initial Public Offering [Line Items]
Number of shares	1
Purchased shares	1
Price per warrant | $ / shares	$ 11.5
Public Warrant [Member] | Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Purchased shares	1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units issued	3,000,000
IPO [Member]
Initial Public Offering [Line Items]
Number of units sold	23,000,000
Purchase price per unit | $ / shares	$ 10